PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Loss for the year from discontinued operations		$ 12,850,000	$ 2,577,000	$ 2,725,000
Tax credit recovered		0	2,000	(92,000)
Cash inflow from investing activities		28,160,000
Biosynth [Member]
Disclosure of classes of share capital [line items]
Cash proceeds from discontinued operations	$ 30,000,000
Fiomi Diagnostics (“Fiomi”) [Member]
Disclosure of classes of share capital [line items]
Cash inflow from investing activities		28,160,000	0	0
Sweden [Member] | Fiomi Diagnostics (“Fiomi”) [Member]
Disclosure of classes of share capital [line items]
Loss for the year from discontinued operations		12,850,000	2,577,000	2,725,000
Closure costs		0	$ 0	$ 42,000
Consideration paid (received)		$ 373,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share - discontinued operations		153,099,405	134,939,327	83,606,810
Diluted earnings per share denominator		178,016,062	155,498,651	106,518,650
Basic (loss)/earnings per ordinary share for discontinued operations		$ 12,850,000	$ 2,577,000	$ 2,725,000
Diluted (loss)/earnings per ordinary share for discontinued operations		$ 12,850,000	$ 2,577,000	$ 2,725,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share - discontinued operations		7,654,970	6,746,966	4,180,341
Diluted earnings per share denominator		8,900,803	7,774,933	5,325,933
Basic (loss)/earnings per ordinary share for discontinued operations		$ 12,850	$ 2,577	$ 2,725
Diluted (loss)/earnings per ordinary share for discontinued operations		$ 12,850,000	$ 2,577,000	$ 2,725,000